GOING CONCERN (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 814,339	$ 533,822
Working capital	$ 307,499